Related Party Transactions - Founder Shares (Details) - USD ($)						3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	May 10, 2019	Apr. 10, 2019	Mar. 31, 2019	Mar. 28, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Issuance of common stock to initial shareholder at approximately $0.002 per share								$ 439,000	$ 340,000
Number of founder shares outstanding	389,610					390,900	389,610	389,610	384,009
Diamond eagle acquisition
Related Party Transaction [Line Items]
Issuance of common stock to initial shareholder at approximately $0.002 per share				$ 25,000
Number of shares held by sponsor								5,020,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		1 year				30 days	30 days
Price per share	$ 10.00	$ 12.00					$ 10.00	$ 10.00
Closing price of share for threshold trading days		20 days				20 days	20 days
Closing price of share for threshold consecutive trading days		30 days				30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Diamond eagle acquisition | Harry E. Sloan
Related Party Transaction [Line Items]
Transfer of shares to initial stockholder			4,930,625
Purchase price			$ 12,250
Number of shares for forfeited		30,625
Diamond eagle acquisition | Sponsor
Related Party Transaction [Line Items]
Transfer of shares to initial stockholder	20,000							20,000
Number of shares held by sponsor	5,020,000		5,131,875
Number of shares for forfeited		31,875
Number of founder shares outstanding		10,000,000
Diamond eagle acquisition | Mr. Sloan
Related Party Transaction [Line Items]
Number of shares for forfeited		30,625
Diamond eagle acquisition | Independent directors
Related Party Transaction [Line Items]
Transfer of shares to initial stockholder	80,000
Diamond eagle acquisition | Class B ordinary shares
Related Party Transaction [Line Items]
Number of founder shares outstanding	10,000,000					10,000,000	10,000,000	10,000,000
Diamond eagle acquisition | Class B ordinary shares | Sponsor
Related Party Transaction [Line Items]
Number of shares issued to sponsor					10,062,500
Issuance of common stock to initial shareholder at approximately $0.002 per share					$ 25,000
Capital contribution by sponsor per share					$ 0.002